Related party transactions (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of transactions between related parties [abstract]
Summary of related party transactions outstanding
The following amounts were outstanding at 30 June 2020:

	30 June 2020	30 June 2019	31 December 2019
	£m	£m	£m
Amounts owed by related parties
Kantar	79.2	—	87.5
Other	27.8	82.7	87.5
	107.0	82.7	175.0
Amounts owed to related parties
Kantar	(14.6)	—	(36.5)
Other	(61.9)	(56.0)	(49.6)
	(76.5)	(56.0)	(86.1)